Long-Term Investment (Details)	Mar. 31, 2023 USD ($)	Jul. 31, 2022 CNY (¥)
Long-Term Investment (Details) [Line Items]
Company investment | $	$ 218,417
Nanjing Baituo Visual Technology Co., Ltd [Member]
Long-Term Investment (Details) [Line Items]
Equity percentage		15.00%
Nanjing Baituo Visual Technology Co., Ltd [Member]
Long-Term Investment (Details) [Line Items]
Company investment | ¥		¥ 1,500,000